UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
08/03/2011

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
105
Form 13F Information Table Value Total:
120,006.66




List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                     VALUE         SHARES/ SH/  PUT/ INVSTMTOTHER         VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP    (x$1000)      PRN AMT PRN  CALL DSCRETNMANAGERSSOLE  SHARED      NONE
Carbo Ceramics Inc            COM           140781105   2,211.91   13,574 SH         OTHER          13,574
Intercontinental Exchange Inc COM           45865V100   2,109.84   16,918 SH         OTHER          16,918
Celanese Corp                 COM           150870103   2,101.16   39,414 SH         OTHER          39,414
Madden Steven Ltd             COM           556269108   2,088.44   55,677 SH         OTHER          55,677
CarMax                        COM           143130102   2,054.28   62,119 SH         OTHER          62,119
Aarons Inc                    COM            2535300    2,034.18   71,981 SH         OTHER          71,981
Analog Devices Inc            COM           32654105    2,026.12   51,766 SH         OTHER          51,766
MSCI Inc Class A              COM           55354g100   2,015.65   53,494 SH         OTHER          53,494
Dorman Products Inc           COM           258278100   2,010.27   50,790 SH         OTHER          50,790
CSX Corp.                     COM           126408103   2,006.12   76,511 SH         OTHER          76,511
Boston Beer Co Inc Cl A       COM           100557107   1,981.06   22,110 SH         OTHER          22,110
Ametek Inc New                COM           31100100    1,968.78   43,848 SH         OTHER          43,848
Monro Muffler Brake Inc       COM           610236101   1,965.49   52,708 SH         OTHER          52,708
DG Fast Channel Inc.          COM           23326R109   1,942.49   60,608 SH         OTHER          60,608
Whiting Petroleum Corp        COM           966387102   1,938.07   34,055 SH         OTHER          34,055
Prosperity Bancshares         COM           743606105   1,893.20   43,204 SH         OTHER          43,204
Discovery Holding             COM           25468Y107   1,856.68   45,329 SH         OTHER          45,329
Jefferies Group Inc New       COM           472319102   1,849.32   90,653 SH         OTHER          90,653
Ecolab Inc.                   COM           278865100   1,840.07   32,637 SH         OTHER          32,637
Tech Data                     COM           878237106   1,813.57   37,095 SH         OTHER          37,095
FMC Corp                      COM           302491303   1,772.50   20,606 SH         OTHER          20,606
Albemarle Corp                COM           12653101    1,767.85   25,547 SH         OTHER          25,547
Ctrip Com Intl Ltd Adr        COM           22943F100   1,743.79   40,478 SH         OTHER          40,478
Universal Health Services Inc COM           913903100   1,731.86   33,609 SH         OTHER          33,609
Sigma-Aldrich Corporation     COM           826552101   1,704.82   23,233 SH         OTHER          23,233
Arbitron Inc.                 COM           03875Q108   1,690.98   40,914 SH         OTHER          40,914
Vistaprint N V                COM           N93540107   1,659.06   34,672 SH         OTHER          34,672
Becton Dickinson & Co         COM           75887109    1,646.44   19,107 SH         OTHER          19,107
Bard C R Inc.                 COM           67383109    1,646.29   14,985 SH         OTHER          14,985
Neustar                       COM           64126x201   1,639.65   62,582 SH         OTHER          62,582
Directv Class A               COM           02490A101   1,545.89   30,419 SH         OTHER          30,419
Ameritrade Holding Corp       COM           87236Y108   1,544.15   79,147 SH         OTHER          79,147
Seadrill Limited              COM           G7945E105   1,512.08   42,859 SH         OTHER          42,859
Affiliated Managers Group Inc.COM            8252108    1,508.46   14,869 SH         OTHER          14,869
Inland Real Estate Corp       COM           457461200   1,506.14   170,570SH         OTHER          170570
Rogers Commun Inc Cl B        COM           775109200   1,491.77   37,747 SH         OTHER          37,747
Amern Tower Corp Class A      COM           29912201    1,460.27   27,905 SH         OTHER          27,905
Resmed Inc                    COM           761152107   1,452.55   46,932 SH         OTHER          46,932
Hubbell Inc Class B           COM           443510201   1,450.46   22,332 SH         OTHER          22,332
Gentiva Health Services       COM           37247a102   1,436.62   68,969 SH         OTHER          68,969
QualComm                      COM           747525103   1,405.30   24,746 SH         OTHER          24,746
Arch Capital Group            COM           11576290    1,380.57   43,251 SH         OTHER          43,251
Gentex Corp                   COM           371901109   1,352.76   44,749 SH         OTHER          44,749
Tanger Factory Outlet Ctr     COM           875465106   1,341.71   50,120 SH         OTHER          50,120
Celgene Corp                  COM           151020104   1,341.15   22,234 SH         OTHER          22,234
Iconix Brand Group Inc        COM           451055107   1,330.30   54,971 SH         OTHER          54,971
Darden Restaurants Inc        COM           237194105   1,259.03   25,302 SH         OTHER          25,302
Buffalo Wild Wings Inc        COM           119848109   1,225.34   18,479 SH         OTHER          18,479
Westar Energy Inc             COM           95709T100   1,210.79   44,994 SH         OTHER          44,994
McKesson Corp                 COM           58155Q103   1,207.56   14,436 SH         OTHER          14,436
PartnerRe Ltd                 COM           G6852T105   1,184.50   17,204 SH         OTHER          17,204
Grand Canyon Education Inc    COM           3852M106    1,154.52   81,419 SH         OTHER          81,419
Bristow Group Inc             COM           110394103   1,107.24   21,702 SH         OTHER          21,702
Alexandria Real Est Eqty      COM           15271109    1,082.41   13,981 SH         OTHER          13,981
AGL Resources Inc.            COM            1204106    1,068.88   26,256 SH         OTHER          26,256
Rollins Inc                   COM           775711104   1,060.27   52,025 SH         OTHER          52,025
Stantec Inc                   COM           85472N109    996.43    34,324 SH         OTHER          34,324
Synnex Corp                   COM           87162W100    970.94    30,629 SH         OTHER          30,629
American Water Works Co Inc   COM           30420103     943.77    32,047 SH         OTHER          32,047
Tim Hortons Inc               COM           88706M103    936.03    19,177 SH         OTHER          19,177
Herbalife Ltd                 COM           G4412G101    930.66    16,146 SH         OTHER          16,146
Ascena Retail Group           COM           04351G101    921.53    27,064 SH         OTHER          27,064
Bruker Corp                   COM           116794108    909.62    44,677 SH         OTHER          44,677
NSTAR                         COM           6.70E+111    892.82    19,418 SH         OTHER          19,418
Intuit Inc                    COM           461202103    863.99    16,660 SH         OTHER          16,660
Enersys                       COM           29275y102    796.10    23,129 SH         OTHER          23,129
Stericycle Inc                COM           858912108    789.87     8,863 SH         OTHER          8,863
Hospitality Properties Trust  COM           44106M102    786.53    32,434 SH         OTHER          32,434
Bio Reference Labs New        COM           09057G602    783.60    37,493 SH         OTHER          37,493
World Fuel Services Corp      COM           981475106    772.82    21,509 SH         OTHER          21,509
Heinz (H.J.) Co.              COM           423074103    764.64    14,351 SH         OTHER          14,351
Hospira Inc.                  COM           441060100    728.53    12,858 SH         OTHER          12,858
Anadarko Petroleum            COM           32511107     719.09     9,368 SH         OTHER          9,368
Cognizant Tech                COM           192446102    700.40     9,550 SH         OTHER          9,550
Sunoco Logistics Ptnr LP      COM           86764l108    669.55     7,772 SH         OTHER          7,772
Southern Co                   COM           842587107    661.26    16,376 SH         OTHER          16,376
Rock Tenn Class A             COM           772739207    643.23     9,696 SH         OTHER          9,696
Bunge Limited                 COM           G16962105    625.70     9,075 SH         OTHER          9,075
Ansys Inc                     COM           03662Q105    625.64    11,444 SH         OTHER          11,444
Millicom Intl Cellu New       COM           L6388F110    621.83     5,994 SH         OTHER          5,994
Micros Systems                COM           594901100    621.77    12,508 SH         OTHER          12,508
Public Storage Inc.           COM           74460D109    591.31     5,187 SH         OTHER          5,187
Davita Inc                    COM           23918K108    589.55     6,807 SH         OTHER          6,807
Sohu.com Inc                  COM           83408W103    558.00     7,721 SH         OTHER          7,721
Research in Motion Ltd        COM           760975102    511.74    17,738 SH         OTHER          17,738
Smucker J. M. Co.             COM           832696405    484.48     6,338 SH         OTHER          6,338
Steris Corp.                  COM           859152100    430.85    12,317 SH         OTHER          12,317
Dun & Bradstreet              COM           2.65E+104    426.89     5,651 SH         OTHER          5,651
Artesian Res Corp Cl A        COM           43113208     414.63    23,010 SH         OTHER          23,010
Dr Pepper Snapple Group Inc   COM           2.61E+113    391.76     9,343 SH         OTHER          9,343
Expeditors Intl               COM           302130109    376.99     7,364 SH         OTHER          7,364
Core Laboratories             COM           N22717107    374.10     3,354 SH         OTHER          3,354
G.E. Pines Preferred          COM           369622485    354.44    13,601 SH         OTHER          13,601
Omnicom Group Inc.            COM           681919106    340.65     7,073 SH         OTHER          7,073
Hittite Microwave Corp        COM           43365Y104    336.23     5,431 SH         OTHER          5,431
Unisource Energy              COM           909205106    331.49     8,880 SH         OTHER          8,880
Enterprise Products Partners  COM           293792107    311.97     7,220 SH         OTHER          7,220
Amphenol                      COM            8273104     307.69     5,699 SH         OTHER          5,699
Hansen Natural Corp.          COM           411310105    301.54     3,725 SH         OTHER          3,725
Haemonetics Corp              COM           405024100    293.40     4,558 SH         OTHER          4,558
Iron Mountain Inc             COM           462846106    280.66     8,233 SH         OTHER          8,233
First Cash Financial Services COM           31942d107    267.48     6,370 SH         OTHER          6,370
AON Corporation               COM           37389103     247.52     4,825 SH         OTHER          4,825
Hancock Bank Opportunity Fund COM           409735107    241.82    14,718 SH         OTHER          14,718
Catalyst Health Solutions     COM           14888b103    234.44     4,200 SH         OTHER          4,200
                                                       120,006.66